SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026 JPY (¥) contract item	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Revenue Recognition
Number of contracts conducted | contract	2
Number of distinct performance obligations | item	2
Standard industry warranty period (in years)	10 years
Revenue	¥ 18,174,206	¥ 18,842,663	¥ 18,950,683
Other revenue
Revenue Recognition
Revenue	713,380	535,254	463,609
Hotel
Revenue Recognition
Revenue	431,291	320,799	231,580
Lease
Revenue Recognition
Revenue	79,534	48,537	57,834
Commission
Revenue Recognition
Revenue	101,735	99,457	100,855
Property management
Revenue Recognition
Revenue	88,140	55,422	58,991
Other
Revenue Recognition
Revenue	12,680	11,039	14,349
Point in time
Revenue Recognition
Revenue	16,921,296	17,705,652	17,574,228
Over time
Revenue Recognition
Revenue	¥ 1,252,910	¥ 1,137,011	¥ 1,376,455